Schedule of Other payables and accruals (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Accrued expenses	$ 3,500	$ 4,303	$ 4,303
Other payables	15,003		2,000
Other payables and accrued expense	$ 18,503	4,303	$ 6,303
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Accrued expenses		892,137		$ 4,441	$ 156,811
Other payables		151,710		2,000	29,908
Other payables and accrued expense		$ 1,076,568		$ 6,441	$ 291,185